Income Taxes (Tables)	12 Months Ended
May 31, 2012
Components of Provision for Income Taxes

Significant components of provision for income taxes for the years ended May 31, 2010, 2011 and 2012 were as follows:

	Years ended May 31,
	2010	2011	2012
	US$	US$	US$

Current:
PRC	7,845	9,390	14,027

Deferred:
PRC	(1,871)	(1,154)	(3,255)

Total provision for income taxes	5,974	8,236	10,772

Components of Group's Deferred Tax Assets and Liabilities

Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of May 31,
	2011	2012
	US$	US$

Current deferred tax assets
Allowance doubtful accounts	52	49
Accrued expenses	5,451	7,847

Total current deferred tax assets	5,503	7,896
Less: valuation allowance	(166)	(580)

Current deferred tax assets, net	5,337	7,316

Non-current deferred tax assets
Net operating loss carry-forwards	2,718	6,581
Pre-operating expenses	3	1

Total non-current deferred tax assets	2,721	6,582
Less: valuation allowance	(1,724)	(5,344)

Non-current deferred tax assets, net	997	1,238

Non-current deferred tax liabilities
Acquired intangible assets	(1,147)	(112)

Total non-current deferred tax liabilities	(1,147)	(112)

Reconciliation of the Effective Tax Rates from 25% Statutory Tax Rates

A reconciliation of the effective tax rates from the 25% statutory tax rates was as follows for the years ended May 31, 2010, 2011 and 2012:

	Years ended May 31,
	2010	2011	2012
	%	%	%

Statutory tax rate	25.00	25.00	25.00
Effect of expenses not deductible for tax purposes	4.96	5.99	3.58
Effect of differential tax rate other than tax holiday	(0.56)	(0.83)	0.11
Effect of tax holiday	(23.43)	(22.63)	(23.99)
Changes in valuation allowance	1.18	(0.03)	2.81

Total provision for income taxes	7.15	7.50	7.51